UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |X|; Amendment Number: 1

This Amendment (Check only one.):                |X| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          11/22/05
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $181,067,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      847    18000 SH       SOLE                                      18000
ALCAN ALUMINUM LTD             COM              013716105      692    21800 SH       SOLE                                      21800
ALCOA INC COM                  COM              013817101     1037    42483 SH       SOLE                                      42483
ALTRIA GROUP INC               COM              02209S103      240     3250 SH       SOLE                                       3250
AMERICAN INTERNATIONAL GROUP   COM              026874107     4728    76300 SH       SOLE                                      76300
AMGEN INC                      COM              031162100     5965    74875 SH       SOLE                                      74875
ANADARKO PETROLEUM CORP        COM              032511107     2761    28837 SH       SOLE                                      28837
ASHLAND INC                    COM              044209104     4353    78800 SH       SOLE                                      78800
BANK OF AMERICA CORP           COM              060505104     1291    30676 SH       SOLE                                      30676
BEAR STEARNS COMPANIES INC     COM              073902108     4010    36538 SH       SOLE                                      36538
BECTON DICKINSON & CO          COM              075887109     2786    53140 SH       SOLE                                      53140
BIOGEN IDEC INC                COM              09062X103     3616    91600 SH       SOLE                                      91600
BOSTON SCIENTIFIC CORP         COM              101137107     3910   167300 SH       SOLE                                     167300
CAREMARK RX INC                COM              141705103     6501   130200 SH       SOLE                                     130200
CENTEX CORP                    COM              152312104     2306    35710 SH       SOLE                                      35710
CHEVRON CORP                   COM              166764100     6047    93424 SH       SOLE                                      93424
CITIGROUP INC                  COM              172967101     5728   125837 SH       SOLE                                     125837
CITIZENS SOUTH BANKING CORP    COM              176682102      250    19800 SH       SOLE                                      19800
COCA-COLA ENTERPRISES          COM              191219104      439    22500 SH       SOLE                                      22500
DIAGEO PLC-SPON ADR            COM              25243Q205     3979    68600 SH       SOLE                                      68600
DOW CHEMICAL                   COM              260543103     5084   122000 SH       SOLE                                     122000
DR HORTON INC                  COM              23331A109     2222    61335 SH       SOLE                                      61335
ENCANA CORP                    COM              292505104     4138    70140 SH       SOLE                                      70140
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      501    14700 SH       SOLE                                      14700
FEDERATED DEPARTMENT STORES    COM              31410H101     4634    69300 SH       SOLE                                      69300
FEDERATED INVESTORS INC        COM              314211103      279     8385 SH       SOLE                                       8385
FIRST DATA CORP                COM              319963104     2940    73500 SH       SOLE                                      73500
FRANKLIN RESOURCES INC         COM              354613101     3855    45911 SH       SOLE                                      45911
FREDDIE MAC                    COM              313400301     5400    95650 SH       SOLE                                      95650
FULTON FINANCIAL CORP          COM              360271100      758    45250 SH       SOLE                                      45250
HEALTH NET INC                 COM              42222G108     4893   103400 SH       SOLE                                     103400
HUDSON CITY BANCORP INC        COM              443683107     1135    95400 SH       SOLE                                      95400
IBM CORPORATION                COM              459200101     1760    21935 SH       SOLE                                      21935
IDT CORP                       COM              448947309      140    11500 SH       SOLE                                      11500
INTERNATIONAL PAPER CO         COM              460146103      206     6900 SH       SOLE                                       6900
JPMORGAN CHASE & CO            COM              46625H100     4725   139250 SH       SOLE                                     139250
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2446    21000 SH       SOLE                                      21000
LINCOLN NATIONAL CORP          COM              534187109      890    17100 SH       SOLE                                      17100
MBNA CORP                      COM              55262L100     4393   178300 SH       SOLE                                     178300
MEDIMMUNE INC                  COM              584699102     4401   130800 SH       SOLE                                     130800
MERRILL LYNCH                  COM              590188108      423     6900 SH       SOLE                                       6900
MONSANTO CO                    COM              61166W101     6613   105379 SH       SOLE                                     105379
MORGAN STANLEY                 COM              617446448     1473    27300 SH       SOLE                                      27300
NORTHROP GRUMMAN CORP          COM              666807102     3663    67400 SH       SOLE                                      67400
OLIN CORP                      COM              680665205     1472    77500 SH       SOLE                                      77500
PHELPS DODGE CORP              COM              717265102     3378    26000 SH       SOLE                                      26000
PMI GROUP INC (THE)            COM              69344M101     3983    99900 SH       SOLE                                      99900
PRINCIPAL FINANCIAL GROUP      COM              74251V102     1710    36100 SH       SOLE                                      36100
PULTE HOMES INC                COM              745867101     1030    24000 SH       SOLE                                      24000
RADIOSHACK CORPORATION         COM              750438103     4365   176000 SH       SOLE                                     176000
SHIRE PHARMACEUTICAL-ADR       COM              82481R106     3396    91800 SH       SOLE                                      91800
SMURFIT-STONE CONTAINER CORP   COM              832727101     1458   140700 SH       SOLE                                     140700
TEMPLE-INLAND INC              COM              879868107     6123   149900 SH       SOLE                                     149900
THE ST PAUL TRAVELERS COS INC  COM              792860108     2994    66723 SH       SOLE                                      66723
TYCO INTERNATIONAL LTD         COM              902124106     5292   190009 SH       SOLE                                     190009
U.S. BANCORP                   COM              902973304     5340   190167 SH       SOLE                                     190167
UNITED TECHNOLOGIES            COM              913017109      498     9600 SH       SOLE                                       9600
UNITEDHEALTH GROUP INC         COM              91324P102     8115   144400 SH       SOLE                                     144400
VALEANT PHARMACEUTICALS        COM              91911X104      781    38900 SH       SOLE                                      38900
WELLS FARGO & CO               COM              949746101     1007    17200 SH       SOLE                                      17200
WPP GROUP PLC SPONS ADR        COM              929309300      394     7700 SH       SOLE                                       7700
YUM! BRANDS INC                COM              988498101     1273    26300 SH       SOLE                                      26300